Income Taxes (Tables)	12 Months Ended
Jun. 30, 2022
Income Taxes [Abstract]
Schedule of provision of income tax rates to loss before income tax
	Years ended June 30,
	2022	2021
Canadian statutory tax rate	27.00%	27.00%

Loss before income taxes	$(6,471,668)	$(6,574,374)

Income tax recovery computed at Canadian statutory rates	(1,747,348)	(1,775,081)
Foreign tax rates different from statutory rate	234,160	218,388
Permanent items and other	459,813	3,633,845
Change in unrecognized deferred tax assets	1,053,375	(2,078,112)
Adjustments in respect of prior years	-	960
	$-	$-

Schedule of temporary differences and unused tax losses
	June 30, 2022	June 30, 2021
Non-capital loss carry forward	$13,633,304	$9,184,009
Capital loss carry forward	19,596,218	23,435,600
Plant and equipment	190,799	155,152
Mineral property interests	-	3,519,176
Equity investments	408,622	572,253
Share issuance cost	1,041,630	1,624,469
	$34,870,573	$38,490,659

Schedule of net operating losses expiring in various years
	Canada	Bolivia	China
2022	-	44,849	-
2023	-	22,571	-
2024	-	115,876	-
2026	-	763,735	-
2027	-	1,312,466	-
2032	-	-	271,929
2041	6,939,727	-	-
2042	4,162,151	-	-
	$11,101,878	$2,259,497	$271,929